Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST IV
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2013